Debt - Schedule of Contractual Maturities of Long-Term Debt (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Schedule of Contractual Maturities of Long-Term Debt [Abstract]
2025	¥ 6,240
2026	6,240
2027	6,240
2028	6,240
2029	1,560
Total long-term debt	¥ 26,520	¥ 29,640